                                                                                                                                   June 10, 2015

BNY MELLON FUNDS TRUST

Supplement to Statement of Additional Information
dated December 31, 2014

Effective July 1, 2015, the following information supersedes and replaces the information contained in the section of the Statement of Additional Information entitled "Officers":

Name Year of Birth Position Since	Principal Occupation During Past 5 Years	Number of Other Investment Companies (Portfolios) for which serves as an Officer (all managed by Dreyfus)

Patrick T. Crowe 1964 President 2015

National Director of Investment Advisory, Analytics and Solutions for BNY Mellon Wealth Management since July 2014; from July 2007 to July 2014, Managing Director for BNY Mellon Wealth Management's Tri-State region, comprising New York, New Jersey and Southern Connecticut

None
James Windels 1958 Treasurer 2001	Director – Mutual Fund Accounting of Dreyfus	70 (172)
John Pak 1968 Chief Legal Officer 2013

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal

70 (172)
Janette E. Farragher 1962 Vice President and Secretary 2011	Assistant General Counsel of BNY Mellon	70 (172)
Kiesha Astwood 1973 Vice President and Assistant Secretary 2010	Counsel of BNY Mellon	70 (172)
James Bitetto 1966 Vice President and Assistant Secretary 2005	Managing Counsel of BNY Mellon and Secretary of Dreyfus	70 (172)
Joni Lacks Charatan 1955 Vice President and Assistant Secretary 2005	Managing Counsel of BNY Mellon	70 (172)
Joseph M. Chioffi 1961 Vice President and Assistant Secretary 2005	Managing Counsel of BNY Mellon	70 (172)
John B. Hammalian 1963 Vice President and Assistant Secretary 2005	Senior Managing Counsel of BNY Mellon	70 (172)
Maureen E. Kane 1962 Vice President and Assistant Secretary 2015	Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management	70 (172)
Sarah S. Kelleher 1975 Vice President and Assistant Secretary 2014	Senior Counsel of BNY Mellon since March 2013; from August 2005 to March 2013, Associate General Counsel, Third Avenue Management	70 (172)
Jeff Prusnofsky 1965 Vice President and Assistant Secretary 2005	Senior Managing Counsel of BNY Mellon	70 (172)
Richard S. Cassaro 1959 Assistant Treasurer 2008	Senior Accounting Manager – Money Market and Municipal Bond Funds of Dreyfus	70 (172)
Gavin C. Reilly 1968 Assistant Treasurer 2005	Tax Manager of the Investment Accounting and Support Department of Dreyfus	70 (172)
Robert S. Robol 1964 Assistant Treasurer 2002	Senior Accounting Manager – Fixed Income Funds of Dreyfus	70 (172)
Robert Salviolo 1967 Assistant Treasurer 2007	Senior Accounting Manager – Equity Funds of Dreyfus	70 (172)
Robert Svagna 1967 Assistant Treasurer 2002	Senior Accounting Manager – Equity Funds of Dreyfus	70 (172)
Joseph W. Connolly 1957 Chief Compliance Officer 2004	Chief Compliance Officer of Dreyfus and the Trust	70 (172)

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Effective July 1, 2015, the following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by the primary portfolio managers shown below and assets under management in those accounts as of April 30, 2015:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
C. Wesley Boggs	20	$4.9 B	17	$705.0 M	52	$7.4 B
William S. Cazalet	20	$4.9 B	17	$705.0 M	52	$7.4 B
Peter D. Goslin	20	$4.9 B	17	$705.0 M	52	$7.4 B
Jeffrey M. Mortimer	4	$1.9 B	None	N/A	None	N/A

The following table provides information on accounts managed (included within the table above) by the primary portfolio managers shown below that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts
C. Wesley Boggs	Pooled Vehicles	2	$157.1 M
	Other	7	$653.0 M
William S. Cazalet	Pooled Vehicles	2	$157.1 M
	Other	7	$653.0 M
Peter D. Goslin	Pooled Vehicles	2	$157.1 M
	Other	7	$653.0 M

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of April 30, 2015.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
C. Wesley Boggs	AAF	None
	LCSF	None
	IEIF	None
William S. Cazalet	AAF	None
	LCSF	None
	IAF	None
	IEIF	None
Peter D. Goslin	AAF	None
	LCSF	None
	IEIF	None
Jeffrey M. Mortimer	AAF	None
	LCMOF	None
	MCMF	None
	SCMF	None
	SMCMF	None
	TLCMF	None